Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2019	2018
Allocated shares	180,959	179,637
Unreleased shares	25,249	39,677
Total ESOP shares	206,208	219,314

Fair value of unreleased shares (in thousands)	$372	$469

Share-based Payment Arrangement, Activity [Table Text Block]
	2019		2018
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	48,608	$13.30	10,061	$8.10
Granted	--	--	48,608	13.30
Vested	(9,721)	13.30	(9,661)	8.10
Forfeited	--	--	(400)	8.10
Unvested at the end of the year	38,887	$13.30	48,608	$13.30

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	201 9			2018
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	279,836	$10.64	6.8	265,302	$6.74	3.2
Granted	--	--	--	136,636	13.30	9.4
Exercised	(23,500)	8.10	--	(106,844)	5.00	--
Forfeited	--	--	--	(15,258)	6.22	--
Outstanding at the end of the period	256,336	$10.87	6.0	279,836	$10.64	6.8
Exercisable at the end of the period	147,027	$9.07	4.8	143,200	$8.10	4.4

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	2.11%
Risk-free interest rate	2.96%
Expected life of options (in years)	6.5
Expected stock-price volatility	12.42%